Label	Element	Value
Miller/Howard Drill Bit to Burner Tip® Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Miller/Howard Drill Bit to Burner Tip® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Miller/Howard Drill Bit to Burner Tip® Fund (the “Drill Bit to Burner Tip® Fund”) is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Drill Bit to Burner Tip® Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Drill Bit to Burner Tip® Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Drill Bit to Burner Tip® Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher current taxes when Drill Bit to Burner Tip® Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Drill Bit to Burner Tip® Fund’s performance.  The Drill Bit to Burner Tip® Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Drill Bit to Burner Tip® Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities that seek to participate in all phases of the North American energy value chain (see chart below for industries in the North American Value Chain Universe).  The Drill Bit to Burner Tip® Fund seeks to capture the benefits from developments across the entire value chain – from exploration and production companies to midstream pipeline companies transporting, processing, and storing commodities, to customers such as utility companies, and to the other issuers providing related goods and services across all stages of the value chain.  These include, as well, those benefitting from structural advantages of low priced, abundant North American natural gas.  The scope also extends to participants whose businesses benefit from these trends, examples of which may include petrochemical manufacturers, process equipment, and turbine and furnace manufacturers.  These companies are unified by their beneficial exposure to increased North American energy production and consumption, much of which is driven by technological changes that have enabled increased commercialization of shale sourced energy supplies.  Technological breakthroughs in the energy industry over the last ten years have enabled companies to extract commercial quantities of oil and natural gas from organic rich geologic layers of shale.  Shale extraction is distinguished from traditional energy extraction due to a reliance upon advanced and more costly technologies to extract commercial level oil & gas from shale formations.

Equity securities held by the Fund may include common stocks, preferred shares, securities or other instruments whose price is linked to the value of common stock, including registered investment companies, exchange traded funds (“ETF”) and exchange traded notes (“ETN”).  The Drill Bit to Burner Tip® Fund may invest in securities of companies with any market capitalization.    In addition, the Fund may invest up to 25% of its net assets in securities of MLPs.  The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Only investments in registered investment companies, ETFs and ETNs that invest substantially all of their assets in the types of investments identified above as permissible investments will be included in the 80% test.

Companies are selected based on particular attributes appropriate for one, or several, of four investment subcategories identified as:  Upstream, Midstream, Downstream, and Enablers.  For example, an Upstream company may possess hard-to-duplicate low cost acreage or advanced technologies; a Midstream company may have thousands of miles of existing pipelines with attached rights of way.  A Downstream utility company may have attractive, underappreciated critical infrastructure or growth opportunities; and an Enabler engineering and construction company may have specialized technological expertise.

Below is a chart that identifies the types of companies included in the North American Value Chain Universe.

	UPSTREAM	MIDSTREAM	DOWNSTREAM	ENABLERS
Industry Universe:	• Exploration & Production	• Pipelines • Storage • Gathering • Processing	• Processing & Refining • Retail Distribution • Utilities • Electric Utilities • Gas Utilities • Independent Power producers • Export Terminals	• Oil & Gas Field Services • Refinery, Terminal and Pipeline Construction • Petrochemicals • Turbines and turbine generator sets • Oil and gas field machinery

The Adviser uses Standard Industry Classifications in determining whether issuers fall within the categories listed above.  Standard Industrial Classification (“SIC”) codes are four-digit numerical codes assigned by the U.S. government to business establishments to identify the primary business of the establishment. The SIC classifications cover all economic activities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing.  The value of your investment in the Drill Bit to Burner Tip® Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Drill Bit to Burner Tip® Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Drill Bit to Burner Tip® Fund.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Risk Associated with Focusing Investments in the North American Value Chain:  The Fund’s strategy of focusing its investments on the securities that are the beneficiaries of the North American energy value chain means that the performance of the Fund will be closely tied to the performance of issuers benefiting from the North American energy value chain.  The Fund’s focus presents more risk than if it were more broadly diversified over additional industries and sectors of the economy.  An inherent risk associated with its investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Currency Risk:  Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Equity Securities Risk:  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

Mid-Cap and Small-Cap Companies Risk:  The Fund may take positions in the securities of companies with small-to-large-sized market capitalizations.  While the Adviser believes that positions in less-liquid securities may provide significant potential for appreciation, they do involve higher risks and greater loss potential in some respects than do positions in securities of larger companies.  For example, prices of small-capitalization and even medium-capitalization securities are often more volatile than prices of large-capitalization securities, and the risk of bankruptcy or insolvency of many smaller companies is higher than for larger, “blue-chip” companies.  In addition, due to thin trading in the securities of small-capitalization companies, positions in those companies may be less liquid.

Investment Company and RIC Compliance Risk:  The Fund may be subject to increased expenses and reduced performance as a result of its investments in other registered investment companies and MLPs.  When investing in other registered investment companies, the Fund bears its pro rata share of the other registered investment company’s fees and expenses including the duplication of advisory and other fees and expenses.  The Fund may invest in MLPs which presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Fund to avoid paying taxes at regular corporate rates on its income.  If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Illiquid/Restricted Securities Risk:  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner.  Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Cybersecurity Risk:  Cybersecurity breaches can result in unauthorized parties gaining access to information about Fund assets, customers, and/or proprietary trading or other business processes or cause the Fund and/or its service providers to suffer data loss or corruption or lose operational functionality.  The Funds and the Adviser have taken steps to minimize these risks.

Depositary Receipts Risk:  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Energy Industry Risk:  The Fund may invest in energy companies and energy producers, including pipeline and gas distribution companies.  General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reserve and depletion risk, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, cleanup and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Natural disasters damaging the sources of energy supplies will also impact energy companies.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.

Recent Trends in Energy Prices Risk: Continuing increases in levels of worldwide oil and gas reserves and production may further depress the value of investments in energy related securities such as those the Fund intends to invest.  This trend is causing producers to curtail production or reduce capital spending for exploration activities. It has caused some energy sector companies to fail due to overleveraging and an extended period of reduced prices may significantly lengthen the time the sector would need to recover after a stabilization of prices.  This could increase the time period the Fund would need to see a realization of its investment strategies.

General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Market Risk:  Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

MLPs Risk and Sector Risk:  An investment in units of MLPs involves certain risks that differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.  MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy.  A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund.  At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Non-U.S. Investment Risk:  Because the Fund can invest its assets in non-U.S. instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.

Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non-U.S. markets typically involves higher expense than trading in the United States.  The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

Shale Sourced Energy Supplies Risk:  Technological breakthroughs in the energy industry over the last ten years have enabled companies to extract commercial quantities of oil and natural gas from organic rich geologic layers of shale.  Shale extraction is distinguished from traditional energy extraction due to a reliance upon advanced and more costly technologies to extract commercial levels of oil & gas from shale formations.  As such, shale oil and natural gas development faces particularly acute risks to fluctuating supply, demand and commodity prices that characterize traditional methods of energy extraction.  Additionally, hydraulic fracturing, a process that involves injecting high volumes of pressurized liquids into shale formations, is a necessary step in the shale development process.  Hydraulic fracturing requires sufficient quantities of available freshwater, and also exposes extractors to the risk that contaminated water is accidentally exposed to drinking water aquifers.  Though such events have been historically rare, companies producing from shale face elevated regulatory, economic, and legal risks due to this practice.

Tax Risk:  The Fund will make distributions that under current law may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gain (which may be taxable at different rates, depending on the length of time the Fund holds its assets).  In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be immediately taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.  Changes to current law could affect the treatment of distributions.  See “Taxes and Tax Reporting” below and the Statement of Additional Information for additional information with respect to taxes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Drill Bit to Burner Tip® Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Drill Bit to Burner Tip® Fund is new and therefore does not have a performance history for a full calendar year.  Performance information for the Drill Bit to Burner Tip® Fund will be provided once it has annual returns for a full calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Drill Bit to Burner Tip® Fund is new and therefore does not have a performance history for a full calendar year.
Miller/Howard Drill Bit to Burner Tip® Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 517
Miller/Howard Drill Bit to Burner Tip® Fund | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 594

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	MHI Funds, LLC (the "Adviser") has contractually agreed to waive its fees or cap the Fund's expenses to the extent that the aggregate expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) ("Fund Operating Expenses"), exceed the "Expense Limit," which is: 1.30% and 1.55% of the average daily net assets of the Class I and Adviser Share Class shares of the Fund, respectively. If, in any year in which the Advisory Agreement remains in effect, estimated aggregate Fund Operating Expenses for the fiscal year are less than the lesser of the Expense Limit for that year and the Expense Limit in effect at the time the fees were waived or expenses reimbursed, the Adviser shall be entitled to reimbursement by the Fund, in whole or in part, of the investment management fees waived or reduced, and other payments remitted by the Adviser to the Fund during any of three previous years less any reimbursement previously paid by such Fund to the Adviser. This agreement will continue in effect until December 31, 2017, and may be terminated or modified prior to December 31, 2017 only with the approval of the Board of Trustees of the Trust.